SUPPLEMENT DATED SEPTEMBER 25, 2025
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS EACH DATED MAY 1, 2025
FOR LARGE CASE VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY

VARIABLE ACCOUNT G

Appendix A to the Prospectuses is updated as follows:

Effective July 7, 2025, Columbia Management Investment Advisers, LLC replaced Wanger Asset Management, LLC as adviser for the Wanger Acorn Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE